Fixed Assets	6 Months Ended
Jun. 30, 2015
Property Plant And Equipment [Abstract]
Fixed assets
4. Fixed assets

(a) Advances for vessels under construction - related party
An analysis of advances for vessels under construction - related party is as follows:

Advances for vessels under construction-related party
Balance as at January 1, 2015	$66,641
Additions	—
Transfer to vessels	(30,323)
Balance as at June 30, 2015	$36,318

On July 24, 2014, the Partnership entered into a Master Agreement with CMTC to acquire five vessel owning companies that owned five under construction vessels (the “Newbuildings”) subject to the amendment of the partnership agreement to reset the target distributions to holders of the incentive distribution rights (the “IDR”) (Note 7).
As the reset of the IDR was a pre-condition for the acquisition of the vessels, the amount of $ 36,417, representing the difference between the fair value of the respective Newbuildings at the time of the approval of this transaction in August 2014 at the Partnership's annual general meeting of $ 347,917 and the contractual cash consideration of $ 311,500, is considered to be the deemed equity contribution and thus the fair value of the reset of the IDR. The fair value of the IDR reset has been accounted for in Partner's capital and in the Partnership's unaudited condensed consolidated balance sheets as “Advances for vessels under construction - related party”. The fair value of the new buildings amounting to $ 347,917 was based on the average of three valuations obtained from three independent shipbrokers.

The Newbuildings comprise two 50,000 Dead Weight Tonnage (“dwt”) product carriers and three 9,288 Twenty feet Equivalent Unit (“TEU”) post-panamax container carriers. Following the successful follow-on offering in September 2014 (Note 7), the Partnership made on September 10, 2014, an advance payment to CMTC of $30,224 in connection with the above acquisitions, and was presented as “Advances for vessels under construction - related party” in the Partnership's Consolidated Financial Statements for the year ended December 31, 2014. According to the Master Agreement the Partnership also has the right of first refusal to acquire six additional new building product tanker vessels with expected delivery dates in 2015 and 2016.

During the six month period ended June 30, 2015 the Partnership acquired from CMTC the shares of the three out of the five vessel owning companies (Note 4b). As a result, as at June 30, 2015, the amount of $36,318 consisted of advances of $15,818 that the Partnership paid to CMTC for the acquisition of the remaining two vessel owning companies and the fair value from the reset of the IDR of $20,500 that was applicable to these two vessels, and is presented as “Advances for vessels under construction-related party” in the Partnership's unaudited condensed consolidated balance sheets as of June 30, 2015.

(b) Vessels, net
An analysis of vessels is as follows:
	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2015	$1,396,735	$(276,665)	$1,120,070
Acquisition and improvements	134,173	-	134,173
Transfer from Advances for vessels under construction - related party	30,323	-	30,323
Depreciation for the period	-	(29,013	) (29,013)
Balance as at June 30, 2015	$1,561,231	$(305,678)	$1,255,553
All of the Partnership's vessels as of June 30, 2015 have been provided as collateral to secure the Partnership's credit facilities.

On March 31, June 10 and June 30, 2015, the Partnership acquired the shares of the vessel owning companies of the M/T Active, the M/V Akadimos (renamed to “CMA CGM Amazon”) and the M/T Amadeus for a total consideration of $33,500, $81,500 and $33,500 respectively. The total acquisition cost of $148,500 was funded by three separate drawn downs totaling $72,389 from the Partnership's existing credit facility of $225,000 and the remaining balance of $76,111 through the Partnership's available cash. The Partnership accounted for the acquisition of the vessel owning companies of the M/T Active, the M/V Akadimos and the M/T Amadeus as acquisition of assets. Thus these vessels were recorded in the Partnership's financial statements at their respective fair values of $36,333, $91,750 and $36,333 as quoted by independent brokers. As of December 31, 2014 the Partnership had paid advances of $14,407 to CMTC for the acquisition of the shares of these vessel owning companies which were part of the advance payment of $30,224 that the Partnership made to CMTC on September 10, 2014. The difference of $15,916 between the vessels' fair values of $164,416 and the acquisition cost of $148,500 was part of the excess of $36,417 that the Partnership had recorded in its financial statements in August 2014 upon the approval of the Master Agreement and the IDR reset from the Partnership's annual meeting.
During 2015, M/T Agisilaos, M/T Avax and M/T Akeraios underwent improvements during their scheduled special and intermediate survey respectively. The costs of these improvements for the three vessels amounted to $80 and were capitalized as part of the vessels' historic cost.